Segments (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 28, 2022	Dec. 31, 2023
Segments [Line Items]
Description of investments account for equity method		(*)Includes investments accounted for using the equity method of USD 498 thousand and USD 370 thousand in relation to Polyrizon and Zig Miami 54, respectively. In addition, includes loan to Zig Miami 54 in an amount of USD 1,545 thousand.
Description of equity losses		**Includes equity losses of USD 1,360 thousand in relation to Odysight.ai and of USD 615 thousand in relation to Parazero.
Odysight.ai [Member]
Segments [Line Items]
Equity method		$ 9,375
Equity losses		660
Parazero [Member]
Segments [Line Items]
Equity method		976
Equity losses		543
Polyrizon [Member]
Segments [Line Items]
Equity losses		209
Zig Miami Fifty Four [Member]
Segments [Line Items]
Equity losses		85
Laminera [Member]
Segments [Line Items]
Equity losses		$ 1,176
Gix internet [Member]
Segments [Line Items]
Equity losses	$ 215